Shareholders' (Deficit) Equity - Preferred Stock Shares (FY) (Details) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Shareholders' (Deficit) Equity [Abstract]
Preferred shares, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, shares issued	0	0	0
Preferred shares, shares outstanding	0	0	0